Prospectus Supplement	March 29, 2019

Putnam Dynamic Asset Allocation Funds
Prospectus dated January 30, 2019

Effective March 31, 2019, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2002

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Brett Goldstein, Portfolio Manager, portfolio manager of the fund since 2019

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Sub-advisors
Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective March 31, 2019, the sub-section The funds’ investment manager – Portfolio managers in the section Who oversees and manages the funds? is replaced in its entirety with the following:

Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	fund	Employer	Positions over past five years
Robert Schoen	2002	Putnam Management	Chief Investment Officer, Global Asset
		1997–Present	Allocation
			Previously, Co-Head of Global Asset
			Allocation and Portfolio Manager
James Fetch	2008	Putnam Management	Co-Head of Global Asset Allocation
		1994–Present	Previously, Portfolio Manager
Brett Goldstein	2019	Putnam Management	Portfolio Manager
		2010–Present	Previously, Analyst
Jason Vaillancourt	2008	Putnam Management	Co-Head of Global Asset Allocation
		1999–Present	Previously, Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	March 29, 2019

Putnam Dynamic Asset Allocation Funds
Statement of Additional Information dated January 30, 2019

Effective March 31, 2019, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the funds’ portfolio managers are now Robert Schoen, James Fetch, Brett Goldstein and Jason Vaillancourt. These sub-sections are also supplemented with regards to Mr. Goldstein as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund’s portfolio managers managed as of February 28, 2019. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Brett Goldstein	0	$0	0	$0	1	$200,000

Ownership of securities

The dollar range of shares of each fund owned by Mr. Goldstein as of February 28, 2019, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was $0.

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